SCHEDULE OF STOCK OPTION ACTIVITY (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Beginning balance, Number of Options	16,295,083	3,682,818	3,682,818	2,267,571
Beginning balance, Weighted Average Exercise Price	$ 0.040	$ 0.663	$ 0.663	$ 0.061
Number of Options, Granted			13,750,000	2,545,083,000
Weighted Average Exercise Price, Granted			$ 0.030	$ 0.095
Number of Options, Forfeited or expired		(1,137,735)	(1,137,735)	(1,129,836)
Weighted Average Exercise Price, Forfeited or expired		$ 0.003	$ 0.003	$ 0.120
Ending balance, Number of Options	16,295,083	2,545,083	16,295,083	3,682,818
Ending balance, Weighted Average Exercise Price	$ 0.040	$ 0.095	$ 0.040	$ 0.663
Exercisable price	2,138,525	254,508	1,323,771	877,122
Weighted Average Exercise Price, Exercisable	$ 0.053	$ 0.095	$ 0.061	$ 0.160
Number of Options, Forfeited or expired		1,137,735	1,137,735	1,129,836